Investments Securities and Derivatives - Summary of Investments Securities And Derivatives (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment securities and derivatives [abstract]
Total financial assets at FVTOCI	₸ 1,377,130	₸ 1,076,242
Total financial assets at FVTPL	642	30
Total investment securities and derivatives	₸ 1,377,772	₸ 1,076,272